Average Annual Total Returns			12 Months Ended	60 Months Ended	62 Months Ended	74 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			26.65%	0.63%			7.78%
Guinness Atkinson Alternative Energy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		26.65%	0.63%			7.78%
Guinness Atkinson Alternative Energy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		15.94%	0.51%			6.37%
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.67%	(0.68%)			7.23%
Guinness Atkinson Asia Focus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		27.77%	(1.56%)			6.31%
Guinness Atkinson Asia Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		19.10%	(0.48%)			5.91%
Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			28.96%	(4.71%)			3.64%
Guinness Atkinson China & Hong Kong Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		28.81%	(5.75%)			2.36%
Guinness Atkinson China & Hong Kong Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		17.55%	(3.50%)			2.88%
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.90%	18.24%			5.52%
Guinness Atkinson Global Energy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		16.44%	17.69%			5.16%
Guinness Atkinson Global Energy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		10.86%	15.13%			4.58%
Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			20.24%	11.35%			14.64%
Guinness Atkinson Global Innovators Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return After Taxes on Distributions
Average Annual Return, Percent	[5]		16.10%	8.41%			12.64%
Guinness Atkinson Global Innovators Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		14.90%	8.50%			11.84%
Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent	[6]		20.54%	11.63%			14.92%
Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.42%	7.53%			9.37%
Guinness Atkinson Asia Pacific Dividend Builder ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[7]		21.43%	5.73%			7.71%
Guinness Atkinson Asia Pacific Dividend Builder ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]		13.65%	5.29%			7.06%
Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.57%	10.44%			11.25%
Guinness Atkinson Dividend Builder ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[8]		10.88%	9.40%			10.42%
Guinness Atkinson Dividend Builder ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[8]		7.33%	8.05%			9.12%
Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			27.55%	7.24%		15.19%
Performance Inception Date		Nov. 14, 2019
Guinness Atkinson Smart Transportation & Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[9]		27.44%	6.91%		14.70%
Guinness Atkinson Smart Transportation & Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[9]		16.71%	5.67%		12.30%
Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			26.44%	1.80%	5.14%
Performance Inception Date		Nov. 11, 2020
Guinness Atkinson Sustainable Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[10]		26.36%	1.46%	4.81%
Guinness Atkinson Sustainable Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[10]		15.90%	1.31%	3.94%
MSCI World Index (Net Return)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent			21.09%	12.14%	13.19%	13.24%	12.16%
MSCI AC Asia Pacific ex Japan Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC Asia Pacific ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent	[11],[12]		29.56%	4.19%			8.46%
MSCI AC Far East ex Japan Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC Far East ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent			40.69%	3.19%			8.47%
MSCI China Index (Net Return)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent			31.17%	(3.19%)			5.53%
MSCI World Energy Index (Net Return)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Energy Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent			13.32%	19.53%			7.62%
MSCI AC Pacific ex Japan Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC Pacific ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent			35.79%	3.77%			8.39%

[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[2]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[3]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[5]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
[6]	The Fund’s Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.
[7]	This table shows returns for the predecessor mutual fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[8]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[9]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[10]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[11]	As of May 1, 2026, the Fund’s primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund’s investment objectives, policies or strategies.
[12]	As of May 1, 2026, the Fund’s primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund’s investment objectives, policies or strategies.